12. Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment Tables
Property, plant and equipment
	Lands and buildings	Electric power facilities	Gas turbines (1)	Construction in progress	Other	Total
Cost	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

01-01-2016	158,939	3,878,409	299,285	-	211,222	4,547,855
Additions	206,152	468,519	384,129	-	11,401	1,070,201
Disposals	-	(22,375)	-	-	(3,175)	(25,550)
12-31-2016	365,091	4,324,553	683,414	-	219,448	5,592,506
Additions	2,400	168,791	883,772	2,482,528	21,234	3,558,725
Transfers	(1,568)	(309,796)	1,246,266	257,643	(25,749)	1,166,796
Disposals	-	-	-	-	(1,104)	(1,104)
12-31-2017	365,923	4,183,548	2,813,452	2,740,171	213,829	10,316,923

	Lands and buildings	Electric power facilities	Gas turbines	Construction in progress	Other	Total
Depreciation	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

01-01-2016	39,356	2,394,358	-	-	145,993	2,579,707
Depreciation for the year	2,180	188,833	-	-	10,852	201,865
Disposals	-	-	-	-	(605)	(605)
12-31-2016	41,536	2,583,191	-	-	156,240	2,780,967
Depreciation for the year	2,162	264,069	-	-	12,448	278,679
Transfers	(1,506)	(167,895)	-	-	(4,505)	(173,906)
Disposals	-	-	-	-	(545)	(545)
12-31-2017	42,192	2,679,365	-	-	163,638	2,885,195

Net book value:
12-31-2017	323,731	1,504,183	2,813,452	2,740,171	50,191	7,431,728
12-31-2016	323,555	1,741,362	683,414	-	63,208	2,811,539

(1)	As of December 31, 2017, the Company acquired gas turbines, one of which will be used for new generation capacity in the project called “Terminal 6 San Lorenzo” while the other turbines can be used for other projects, in future bidding processes that may be called by the Argentine government.